Organization and Basis of Presentation (Details Textual) - shares	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015	Mar. 12, 2015	Jul. 31, 2014
Stockholders' Equity, Reverse Stock Split	1:100 Reverse Stock Split	1:100 Reverse Stock Split
Common Stock, Shares, Issued	1,886,890	1,841,866		1,782,073
Common Stock, Shares, Outstanding	1,886,890	1,841,866		1,782,073
Scenario, Previously Reported [Member]
Common Stock, Shares, Issued			182,700,000
Common Stock, Shares, Outstanding			182,700,000